IMS STRATEGIC INCOME FUND
SUMMARY SECTION – IMS STRATEGIC INCOME FUND
Investment Objective
The investment objective of the IMS Strategic Income Fund (the “Income Fund” or the “Fund”) is current income, and a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS STRATEGIC INCOME FUND
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IMS STRATEGIC INCOME FUND
Management Fee		1.26%
Distribution (12b-1) Fees		none
Other Expenses		0.80%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		2.09%
Fee Waiver/Expense Reimbursement	[1][2]	(0.10%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[2]	1.99%
[1]	Effective November 1, 2013, the Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund's average daily net assets through October 31, 2014, subject to the advisor's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees.
[2]	Restated to reflect the impact of the expense cap described above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the advisor’s agreement to waive fees/reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
IMS STRATEGIC INCOME FUND	202	645	1,115	2,413

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 389.36% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The advisor allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the advisor may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the advisor has determined that a liquid trading market exists. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Fund’s advisor has determined that the securities are liquid. While the Fund may not purchase illiquid securities, the Fund may continue to hold a security that later becomes illiquid. At times, the Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Fund’s advisor, the security will be valued at a fair value determined in good faith by the advisor. There is no assurance that the Fund will receive fair valuation upon the sale of a security. The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade. Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds. This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35% in foreign high yield bonds, without owning any foreign investment grade bonds. These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation. In this event, the Fund would not be required to sell portfolio securities.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.
  High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed-income securities and unrated securities of similar credit quality (commonly known as junk bonds). The issuers of such bonds have a lower ability to make principal and interest payments, and are thus more likely to default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Fund to sell the securities at the value the Fund previously placed on them. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Fund could also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign Securities Risk.”
  Distressed Securities Risk. Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Fund’s original investment. Distressed securities also may have restrictions on resale.
  Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or when required to do so (such as in response to redemption requests), or may be able to sell them only at less than their market value. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.
  Dividend Strategy Risk. There can be no assurances that the advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. The strategy also will expose the Fund to increased trading costs and potential for short-term capital losses or gains.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investments such as high yield bonds, reverse convertible notes and emerging market securities typically are more volatile, and the Fund may be subject to increased volatility as a result of these investments.
  Dividend Tax Risk. There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorporate Fund shareholders. Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.
  Portfolio Turnover Risk. The Fund’s portfolio turnover rate is higher than other income funds. A higher portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
  Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock issuers, under certain conditions, may skip or defer dividend payments for long periods of time. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.
  REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).
  Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.
  Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

Performance
The bar chart below shows how the Income Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was (25.03)% during the quarter ended December 31, 2008. The Fund’s year to date return as of September 30, 2013 was 6.41%.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Ten Years
IMS STRATEGIC INCOME FUND	15.45%	0.03%	3.77%
IMS STRATEGIC INCOME FUND Return After Taxes on Distributions	11.78%	(2.91%)	1.25%
IMS STRATEGIC INCOME FUND Return After Taxes on Distributions and Sale of Fund Shares	10.04%	(1.64%)	2.00%
IMS STRATEGIC INCOME FUND Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.